Parent Company - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 1,175,820	$ 2,650,195	$ 1,865,125	$ 1,261,453	$ 1,809,407
Total assets	19,892,693	19,352,681		18,133,696
Stockholder's equity
Stockholder's equity	$ 2,523,963	2,736,941	$ 2,744,340	2,675,040	2,651,111
First Hawaiian, Inc.
Assets
Cash and cash equivalents		10,000		10,000	$ 10,000
Investment in FHB		2,726,941		2,665,040
Total assets		2,736,941		2,675,040
Stockholder's equity
Stockholder's equity		$ 2,736,941		$ 2,675,040